LEASING (Tables)	12 Months Ended
Dec. 31, 2025
LEASING
Summary of changes in the leasing assets

		Machines, equipment,	Data electronic
Right-of-use Cost	Land and buildings	and installations	equipment	Others	Total
Balances as of January 1, 2023	562,187	909,709	133,484	219,295	1,824,675
Additions	45,736	580,722	—	51,738	678,196
Disposals	(7,134)	(241,191)	(589)	(7,962)	(256,876)
Remeasurements	26,615	11,357	—	10,102	48,074
Foreign exchange effect	(28,128)	(54,981)	(98)	(12,947)	(96,154)
Balances as of December 31, 2023	599,276	1,205,616	132,797	260,226	2,197,915
Additions	34,807	246,986	269	8,863	290,925
Disposals	(30,793)	(153,648)	(701)	(63,885)	(249,027)
Remeasurements	60,167	57,847	189	45,595	163,798
Foreign exchange effect	75,442	31,976	8,493	2,080	117,991
Balances as of December 31, 2024	738,899	1,388,777	141,047	252,879	2,521,602
Acquisition of company (Note 3.4)	18,475	—	—	5,318	23,793
Additions	146,514	299,677	955	99,472	546,618
Disposals	(50,634)	(248,333)	(302)	(17,233)	(316,502)
Remeasurements	6,980	95,311	2,681	25,696	130,668
Foreign exchange effect	(28,209)	(52,618)	(82)	(20,208)	(101,117)
Balances as of December 31, 2025	832,025	1,482,814	144,299	345,924	2,805,062

		Machines, equipment,	Data electronic
Accumulated depreciation	Land and buildings	and installations	equipment	Others	Total
Balances as of January 1, 2023	(226,415)	(482,349)	(57,264)	(97,771)	(863,799)
Depreciation	(77,771)	(300,200)	(12,893)	(39,996)	(430,860)
Disposals	8,475	239,196	519	5,629	253,819
Foreign exchange effect	7,564	15,278	76	2,661	25,579
Balances as of December 31, 2023	(288,147)	(528,075)	(69,562)	(129,477)	(1,015,261)
Depreciation	(81,055)	(336,490)	(13,830)	(40,175)	(471,550)
Disposals	22,205	138,361	701	66,717	227,984
Foreign exchange effect	(32,698)	(40,306)	(126)	(20,951)	(94,081)
Balances as of December 31, 2024	(379,695)	(766,510)	(82,817)	(123,886)	(1,352,908)
Acquisition of company (Note 3.4)	(5,806)	—	—	(4,921)	(10,727)
Depreciation	(81,099)	(350,937)	(15,022)	(48,462)	(495,520)
Disposals	27,101	233,146	257	15,845	276,349
Foreign exchange effect	14,437	26,747	24	7,998	49,206
Balances as of December 31, 2025	(425,062)	(857,554)	(97,558)	(153,426)	(1,533,600)

Right-of-use Assets
Balances as of December 31, 2023	311,129	677,541	63,235	130,749	1,182,654
Balances as of December 31, 2024	359,204	622,267	58,230	128,993	1,168,694
Balances as of December 31, 2025	406,963	625,260	46,741	192,498	1,271,462

Schedule of leasing payables

	2025	2024
2025	—	430,727
2026	386,472	285,711
2027	324,770	184,682
2028	221,401	130,349
2029	134,829	249,200
2030 on	321,689	—
	1,389,161	1,280,669

Leasing payable
Current	386,472	430,727
Non-current	1,002,689	849,942

Financial expense for the years ended on December 31, 2025 and 2024	122,321	129,137